Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$46,887,678.05	0.1736581	$32,464,272.39	0.1202380	$14,423,405.66
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$236,147,678.05	0.2351460	$221,724,272.39	0.2207837	$14,423,405.66

Weighted Avg. Coupon (WAC)	4.60%		4.61%
Weighted Avg. Remaining Maturity (WARM)	28.84		28.01
Pool Receivables Balance	$264,457,325.03		$247,866,942.20
Remaining Number of Receivables	31,787		29,678

Adjusted Pool Balance	$260,699,661.14		$244,402,027.63

III. COLLECTIONS

Principal:
Principal Collections					$16,345,759.36
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$346,134.01
Total Principal Collections					$16,691,893.37

Interest:
Interest Collections					$1,018,847.37
Late Fees & Other Charges					$32,471.69
Interest on Repurchase Principal					$-
Total Interest Collections					$1,051,319.06

Collection Account Interest					$772.70
Reserve Account Interest					$256.67
Servicer Advances					$-

Total Collections					$17,744,241.80

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$17,744,241.80
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$17,744,241.80
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$220,381.10	$-	$220,381.10	$220,381.10
Collection Account Interest					$772.70
Late Fees & Other Charges					$32,471.69
Total due to Servicer					$253,625.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$32,430.64		$32,430.64
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$237,462.31		$237,462.31	$237,462.31

Available Funds Remaining:					$17,253,154.00

3. Principal Distribution Amount:					$14,423,405.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,423,405.66
Class A-4 Notes				$-
Class A Notes Total:		14,423,405.66		$14,423,405.66
Total Noteholders Principal				$14,423,405.66

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,829,748.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,757,663.89
Beginning Period Amount	$3,757,663.89
Current Period Amortization	$292,749.31
Ending Period Required Amount	$3,464,914.57
Ending Period Amount	$3,464,914.57
Next Distribution Date Required Amount	$3,188,587.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$24,551,983.09	$22,677,755.24	$22,677,755.24
Overcollateralization as a % of Adjusted Pool		9.42%	9.28%	9.28%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.54%	29,245	98.02%	$242,955,476.46
30 - 60 Days	1.20%	356	1.63%	$4,041,079.98
61 - 90 Days	0.20%	59	0.27%	$670,838.58
91 + Days	0.06%	18	0.08%	$199,547.18
		29,678		$247,866,942.20
Total
Delinquent Receivables 61 + days past due	0.26%	77	0.35%	$870,385.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	82	0.38%	$1,012,632.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	75	0.30%	$839,644.91
Three-Month Average Delinquency Ratio	0.25%		0.34%

Repossession in Current Period		22		$283,507.03
Repossession Inventory		31		$203,277.05

Charge-Offs
Gross Principal of Charge-Off for Current Period				$244,623.47
Recoveries				$(346,134.01)
Net Charge-offs for Current Period				$(101,510.54)

Beginning Pool Balance for Current Period				$264,457,325.03

Net Loss Ratio				-0.46%
Net Loss Ratio for 1st Preceding Collection Period				-0.29%
Net Loss Ratio for 2nd Preceding Collection Period				-0.27%
Three-Month Average Net Loss Ratio for Current Period				-0.34%

Cumulative Net Losses for All Periods				$6,601,877.23
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,032,523.38
Number of Extensions				81

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